Non-controlling Interests ('NCI') and joint operations - Effect of Changes in Ownership Interests in Subsidiaries that did not Result in a Loss of Control (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Disclosure of subsidiaries [line items]
Changes in NCI	₨ (2,342)
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Changes in NCI	₨ (2,342)